UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03205 and 811-21300

Name of Fund: BIF Government Securities Fund and Master Government Securities LLC

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Anne F. Ackerley, Chief Executive Officer, BIF Government
Securities Fund and Master Government Securities LLC, 55 East 52nd Street, New York, NY
10055.

Registrant’s telephone number, including area code: (800) 221-7210

Date of fiscal year end: 03/31/2011

Date of reporting period: 06/30/2010

Item 1 – Schedule of Investments

		BIF Government Securities Fund
Schedule of Investments June 30, 2010 (Unaudited)		(Percentages shown are based on Net Assets)
Mutual Fund	Value
Master Government Securities LLC	$ 304,530,782
Total Investments (Cost - $304,530,782) – 100.0%	304,530,782
Other Assets Less Liabilities – 0.0%	2,778
Net Assets – 100.0%	$ 304,533,560

BlackRock BIF Government Securities Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in BlackRock Master Government Securities LLC (the “Master LLC”), which has the same investment objective and strategies as the Fund. As of June 30, 2010, the value of the investment and the percentage owned by the Fund of the Master LLC was $304,530,782 and 43.4%, respectively.

• The Fund records its investment in the Master LLC at fair value. The Fund’s investment in the Master LLC is valued pursuant to the pricing policy and procedures approved by the Board of Trustees of the Master LLC.

• Fair Value Measurements – Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations inactive markets/exchanges for identical assets and liabilities

• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements as contained in its annual report.

As of June 30, 2010, the Fund's investment in the Master LLC was classified as Level 2.

BIF GOVERNMENT SECURITIES FUND

JUNE 30, 2010

1

Schedule of Investments June 30, 2010 (Unaudited)

Master Government Securities LLC
(Percentages shown are based on Net Assets)

	Par
U. S. Treasury Obligations (000) Value
U.S. Treasury Bills (a):
0.11%, 7/01/10	$ 27,822	$ 27,821,915
0.15% - 0.18%, 7/08/10	48,000	47,998,247
0.03% - 0.17%, 7/15/10	58,408	58,404,966
0.15%, 7/22/10	10,000	9,999,083
0.15%, 7/29/10	8,000	7,999,036
0.09% - 0.17%, 8/12/10	71,743	71,731,943
0.19%, 8/19/10	13,500	13,496,509
0.11% - 0.19%, 8/26/10	63,818	63,802,019
0.11%, 9/23/10	46,573	46,560,849
0.24%, 10/14/10	35,000	34,975,267
0.24%, 10/28/10	10,000	9,992,000
0.25%, 11/04/10	5,000	4,995,678
0.23%, 11/12/10	20,000	19,982,750
0.23% - 0.32%, 11/18/10	35,000	34,963,477
0.22%, 12/02/10	20,000	19,981,056
0.21%, 12/09/10	19,958	19,939,451
Total U.S. Treasury Obligations - 70.2%		492,644,246
Repurchase Agreements
Banc of America Securities LLC, 0.01%,
7/01/10 (Purchased on 6/30/10 to
be repurchased at $30,000,008,
collateralized by various U.S. Treasury
Bonds, 4.25% - 4.50% due
5/15/38 - 5/15/39, par and fair
value of $28,052,700, $30,600,065,
respectively)	30,000	30,000,000
Citigroup Global Markets, Inc., 0.16%,
7/07/10 (Purchased on 6/30/10 to
be repurchased at $30,000,933,
collateralized by various U.S. Treasury
Notes, 0.88% - 2.00% due
5/31/11 - 1/15/16, par and fair
value of $27,923,500, $30,600,072,
respectively)	30,000	30,000,000
Credit Suisse Securities (USA) LLC,
0.10%, 7/01/10 (Purchased on
6/30/10 to be repurchased at
$30,000,083, collateralized by U.S.
Treasury Note, 2.00% due 1/15/14,
par and fair value of $24,125,000,
$30,343,859, respectively)	30,000	30,000,000
Deutsche Bank Securities, Inc., 0.02%,
7/01/10 (Purchased on 6/30/10 to
be repurchased at $30,000,017,
collateralized by U.S. Treasury Note,
0.00% due 11/15/21, par and fair
value of $45,877,100, $30,600,026,
respectively)	30,000	30,000,000

	Par
Repurchase Agreements (000) Value
Goldman Sachs & Co., 0.01%, 7/01/10
(Purchased on 6/30/10 to be
repurchased at $14,505,004,
collateralized by U.S. Treasury Note,
3.38% due 11/30/12, par and fair
value of $13,872,400, $14,795,142,
respectively)	$ 14,505	$ 14,505,000
HSBC Securities (USA), Inc., 0.00%,
7/01/10 (Purchased on 6/30/10 to
be repurchased at $23,000,000,
collateralized by U.S. Treasury Bond,
8.13% due 5/15/21, par and fair
value of $15,995,000, $23,300,204,
respectively)	23,000	23,000,000
JPMorgan Securities, Inc., 0.01%,
7/01/10 (Purchased on 6/30/10 to
be repurchased at $16,000,004,
collateralized by U.S. Treasury Note,
0.00% due 2/15/17, par and fair
value of $19,260,000, $16,323,042,
respectively)	16,000	16,000,000
Mizuho Securities (USA) LLC, 0.01%,
7/01/10 (Purchased on 6/30/10 to
be repurchased at $30,000,008,
collateralized by U.S. Treasury Bill,
0.00% due 8/12/10, par and fair
value of $30,605,900, $30,600,085,
respectively)	30,000	30,000,000
UBS Securities LLC, 0.05%, 7/01/10
(Purchased on 6/30/10 to be
repurchased at $13,000,018,
collateralized by U.S. Treasury Note,
1.25% - 3.38% due 1/15/12 –
1/15/20, par and fair value of
$11,301,700, $13,160,002,
respectively)	13,000	13,000,000
Total Repurchase Agreements - 30.8% 216,505,000
Total Investments
(Cost - $709,149,246*) – 101.0%		709,149,246
Liabilities in Excess of Other Assets – (1.0)%		(7,062,249)
Net Assets – 100.0%	$ 702,086,997

* Cost for Federal income tax purposes.

(a) Rates shown are the discount rates or range of discount rates paid at the time of purchase.

MASTER GOVERNMENT SECURITIES LLC

JUNE 30, 2010

1

Schedule of Investments (concluded)

Master Government Securities LLC

• Fair Value Measurements - Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 — price quotations inactive markets/exchanges for identical assets and liabilities

• Level 2 — other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves , volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market- corroborated inputs)

• Level 3 — unobservable inputs based on the best information available
In the circumstances, to the extent observable inputs are not available
(including the Master LLC's own assumptions used in determining the face value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Master LLC's policy regarding valuation of investments and other significant accounting policies, please refer to Note 1 of the Notes to Financial Statements.

The following table summarizes the inputs used as of June 30, 2010 in determining the fair valuation of the Master LLC’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments in Securities:
Repurchase
Agreements	—	$216,505,000	—	$ 216,505,000
U.S. Treasury
Obligations	—	492,644,246	—	492,644,246
Total	—	$709,149,246	—	$ 709,149,246

2 MASTER GOVERNMENT SECURITIES LLC

JUNE 30, 2010

Item 2 – Controls and Procedures

2(a) – The registrants' principal executive and principal financial officers or persons performing similar functions have concluded that the registrants' disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrants' internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrants' last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants'
internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, each registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BIF Government Securities Fund and Master Government Securities LLC

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer of
BIF Government Securities Fund and Master Government Securities LLC

Date: August 25, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of each registrant and in the capacities and on the dates indicated.

By: /s/ Anne F. Ackerley
Anne F. Ackerley
Chief Executive Officer (principal executive officer) of
BIF Government Securities Fund and Master Government Securities LLC

Date: August 25, 2010

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BIF Government Securities Fund and Master Government Securities LLC

Date: August 25, 2010